As filed with the Securities and Exchange Commission on or about
                               November 15, 2002

                                        Securities Act Registration No. 33-24451
                                Investment Company Act Registration No. 811-5667


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
                                     ------
         Post-Effective Amendment No.   30                                   [X]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.   31                                                  [X]
                       ------
                        (Check appropriate box or boxes)

                           STRONG ADVANTAGE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

       100 Heritage Reserve
    Menomonee Falls, Wiscon                                             53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b)(vii) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 15th day of November, 2002.

                                        STRONG ADVANTAGE FUND, INC.
                                        (Registrant)

                                        By:/s/ Richard W. Smirl
                                           -------------------------------------
                                           Richard W. Smirl, Vice President and
                                           Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF
                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                         November 15, 2002
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                             November 15, 2002
-----------------------------------------------
John W. Widmer


                                                Director                                        November 15, 2002
-----------------------------------------------
Willie D. Davis*


                                                Director                                        November 15, 2002
-----------------------------------------------
William F. Vogt*


                                                Director                                        November 15, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Director                                        November 15, 2002
-----------------------------------------------
Neal Malicky*


                                               Director                                        November 15, 2002
----------------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 29 and Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A.


                                           By:/s/ Gilbert L. Southwell, III
                                              ----------------------------------
                                              Gilbert L. Southwell, III

                                  EXHIBIT INDEX

                                                                                                     EDGAR
  EXHIBIT NO.                               EXHIBIT                                               EXHIBIT NO.
  -----------                               -------                                               -----------
(p)               Code of Ethics for Access Persons dated November 8, 2002                         EX-99.p
(p.1)             Code of Ethics for Non-Access Persons dated November 8, 2002                     EX-99.p1